Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per Share	Earnings per share
EARNINGS PER SHARE

Quarters				Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
3,517	7,358	3,134	Income/(loss) attributable to Shell plc shareholders ($ million)	10,874	11,843

			Weighted average number of shares used as the basis for determining:
6,355.4	6,440.1	6,793.4	Basic earnings per share (million)	6,397.7	6,855.8
6,417.6	6,504.3	6,854.2	Diluted earnings per share (million)	6,461.0	6,917.8